Product Sales And Concentrations	6 Months Ended
Jun. 30, 2011
Product Sales And Concentrations
Product Sales And Concentrations

Note 4. Product Sales and Concentrations

Product sales to customers accounting for 10% or more of our product sales were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Merial	45%	37%	57%	32%
Serono	36%	18%	21%	26%
Ferring	11%	30%	14%	30%

At June 30, 2011, accounts receivable from Merial, Serono and Ferring represented 15%, 64% and 14%, respectively, of the accounts receivable balance. No other customers accounted for 10% or more of our accounts receivable as of June 30, 2011.